BANK LOANS (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Interest Expense	$ 873	$ 6,223	$ 2,364	$ 12,181	$ 25,103	$ 25,267
Bank Loan Obligations [Member]
Debt Instrument [Line Items]
Interest Expense			$ 1,508	$ 11,648	$ 25,039	$ 21,778
Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			Apr. 09, 2013		Apr. 09, 2013
Debt Instrument, Interest Rate, Stated Percentage	2.75%		2.75%		2.75%
Debt Instrument, Maturity Date			Oct. 09, 2014		Oct. 09, 2014
Debt Instrument, Redemption, Period Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			Feb. 08, 2012		Feb. 08, 2012
Debt Instrument, Interest Rate, Stated Percentage	2.50%		2.50%		2.50%
Debt Instrument, Maturity Date			Feb. 08, 2019		Feb. 08, 2019